Fair Value of Assets and Liabilities - Nonrecurring Fair Value Measurements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		$ 16,273		$ 20,881
Other real estate owned (OREO)	[1]	25,290		43,382
Loans and Leases Receivable, Net of Deferred Income		27,535,532	[2]	27,658,929	[2]	$ 19,589,520
Non Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned (OREO)		22,387		39,566		11,235
Other assets		8,845		26,521		29,609
Loans and Leases Receivable, Net of Deferred Income		48,259		26,666		31,070
Net Gains Or Losses Real Estate Acquired by Foreclosure		(841)		(1,687)		(2,055)
Net Gains Or Losses Other Real Estate Owned		(2,599)		(996)		(2,041)
Net Gains Loss On Other Assets		(4,712)		(3,468)		(3,349)
Net Gains Loss On Financial Assets Measured On Nonrecurring Basis		(12,489)		(7,744)		(7,371)
Non Recurring | Other Consumer Loans Class
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		18,712
Net Gains Or Losses Loans Held For Sale		(1,809)
Non Recurring | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		578,291		466,977		4,286
Net Gains Or Losses Loans Held For Sale		(2,541)		(1,629)		(1)
Non Recurring | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		541		618		638
Net Gains Or Losses Loans Held For Sale		13		36		75
Non Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned (OREO)		0		0		0
Other assets		0		0
Loans and Leases Receivable, Net of Deferred Income		0		0		0
Non Recurring | Level 1 | Other Consumer Loans Class
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0
Non Recurring | Level 1 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0		0
Non Recurring | Level 1 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0		0
Non Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned (OREO)		0		0		0
Other assets		0		0
Loans and Leases Receivable, Net of Deferred Income		0		0		0
Non Recurring | Level 2 | Other Consumer Loans Class
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		18,712
Non Recurring | Level 2 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		577,280		465,504		4,286
Non Recurring | Level 2 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0		0
Non Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned (OREO)		22,387		39,566		11,235
Other assets		8,845		26,521		29,609
Loans and Leases Receivable, Net of Deferred Income		48,259		26,666		31,070
Non Recurring | Level 3 | Other Consumer Loans Class
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0
Non Recurring | Level 3 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		1,011		1,473		0
Non Recurring | Level 3 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		$ 541		$ 618		$ 638

[1]	December 31, 2018 and 2017 include $9.7 million and $12.2 million, respectively, of foreclosed residential real estate.
[2]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.